Revenue Recognition - Additional Information (Detail) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 04, 2018	Jul. 29, 2017	Aug. 04, 2018	Jul. 29, 2017	Feb. 03, 2018	Jan. 28, 2017	Jan. 30, 2016	Feb. 04, 2018
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Percentage of cash back earned			2.00%		2.00%
Maximum annual cash back amount			$ 500		$ 500
Cash back in form of electronic awards issued			20		20
Other current liabilities					22,700,000	$ 21,100,000
Sales returns reserve					3,400,000	3,700,000	$ 2,300,000
Deferred revenue					126,216,000	116,483,000	117,806,000
Royalty revenue	$ 3,307,105,000	$ 3,167,527,000	6,368,802,000	$ 6,114,355,000	12,754,589,000	12,350,537,000	$ 12,467,553,000
Expected deferred revenue			8,900,000		258,594,000	255,235,000
Accumulated deficit	(1,033,851,000)	$ (1,124,290,000)	(1,033,851,000)	$ (1,124,290,000)	$ (1,036,012,000)	$ (356,760,000)
Annual Membership Fees [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Deferred revenue	$ 129,900,000		$ 129,900,000
Maximum [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Percentage of total revenues customer represent outside the United States	10.00%		10.00%		10.00%
My BJ's Perks Mastercard [Member] | Minimum [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Percentage of cash back earned			3.00%		3.00%
My BJ's Perks Mastercard [Member] | Maximum [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Percentage of cash back earned			5.00%		5.00%
Card Outside of BJ's [Member] | Minimum [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Percentage of cash back earned			1.00%		1.00%
Card Outside of BJ's [Member] | Maximum [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Percentage of cash back earned			2.00%		2.00%
BJ's Perks Rewards [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Deferred revenue	$ 12,900,000		$ 12,900,000
Royalty [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Royalty revenue			22,000,000
Gift Card Programs [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Deferred revenue	9,500,000		9,500,000					$ 8,800,000
Expected deferred revenue	9,000,000		21,400,000
Gift Card Programs [Member] | Difference between Revenue Guidance in Effect before and after Topic 606 [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Accumulated deficit	$ 1,800,000		$ 1,800,000
Sales Revenue, Net [Member] | Revenue from Rights Concentration Risk [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Concentration risk percentage			98.00%
Sales Revenue, Net [Member] | Geographic Concentration Risk [Member] | New York Metropolitan Area
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Concentration risk percentage					25.00%	25.00%	25.00%
Revenues Net [Member] | Revenue from Rights Concentration Risk [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Concentration risk percentage			95.00%